Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash flows used in operating activities:
Net loss	$ (10,534,000)	$ (7,130,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt discount	720,000
Loss on debt Conversion	2,414,000
Gain on change in fair value of derivative liability	(1,574,000)
Depreciation and amortization	233,000	213,000
Stock-based compensation	3,460,000	1,729,000
Provision for contract loss		100,000
Warranty expense	220,000
Warrants issued for services	180,000
Common stock and warrants issued for legal settlement	246,000
Changes in assets and liabilities:
Accounts and other receivables	(91,000)	(16,000)
Inventory	(24,000)	(29,000)
Costs in excess of billings of uncompleted contracts	801,000	(801,000)
Prepaid expenses and other current assets	(45,000)	(37,000)
Deposit	1,000	(28,000)
Restricted cash		(50,000)
Accounts payable and accrued expenses	214,000	613,000
Accrued interest	20,000	(121,000)
Deferred revenue	(701,000)	701,000
Payments on contract loss	(79,000)
Other liabilities		6,000
Net cash used in operating activities	(4,539,000)	(4,850,000)
Cash flows used in investing activities:
Purchases of property and equipment	(188,000)	(54,000)
Net cash used in investing activities	(188,000)	(54,000)
Cash flows from financing activities:
Proceeds from convertible notes payable	3,757,000
Payments on convertible notes payable	(1,883,000)
Proceeds from related party notes payable and advance		994,000
Proceeds from line of credit		400,000
Repayment of capital leases payable	(16,000)
Proceeds from exercise of stock options		2,000
Proceeds from issuance of common stock,net	3,844,000	5,466,000
Repayment of line of credit		(400,000)
Repayment of related party notes payable		(450,000)
Net cash provided by financing activities	5,702,000	6,012,000
Net increase in cash and cash equivalents	975,000	1,108,000
Cash and cash equivalents at beginning of period	1,201,000	93,000
Cash and cash equivalents at end of period	2,176,000	1,201,000
Cash paid during the period for:
Income taxes	1,000	1,000
Interest	68,000	13,000
Supplemental disclosure of non-cash activities:
Conversion of accounts payable into common stock		227,000
Conversion of advances from related party into common stock		184,000
Conversion of notes payable into common stock		360,000
Equipment purchased under capital leases	29,000	38,000
Debt discount and derivative liabilities recorded upon issuance of warrants and convertible secured notes	2,078,000
Original issue discount of convertible secured note issued	572,000
Debt discount and accrued broker fees upon issuance of convertible secured note	186,000
Debt discount for warrants issued for broker fee in convertible secured note	155,000
Warranty liability recorded for product commissioned	242,000
Conversion of convertible notes and accrued interest into common stock	2,711,000
Issuance of warrants for services	180,000
Issuance of common stock for placement fees	150,000
Issuance of warrants for placement fees	296,000
Issuance of warrants for legal settlement	$ 246,000